UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8056

MMA Praxis Mutual Funds

(Exact name of registrant as specified in charter)

P.O. Box 5356, Cincinnati, Ohio 45201-5356

 (Address of principal executive offices) (Zip code)

JPMorgan Chase Bank, N.A., 303 Broadway, Cincinnati, OH 45202-4203

 (Name and address of agent for service)

Registrant's telephone number, including area code: (800)878-4000

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

MMA Praxis Core Stock Fund
Schedule of portfolio investments
March 31, 2008 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 95.8%
ADVERTISING SERVICES — 0.5%
WPP Group plc ADR (b)	23,300	$1,389,612

AUTOMOTIVE — 0.7%
CarMax, Inc. (a)	97,300	1,889,566

BANKS — 5.9%
Bank of New York Mellon Corp.	91,700	3,826,641
State Street Corp.	9,300	734,700
The Toronto-Dominion Bank	22,367	1,374,994
Wachovia Corp.	66,274	1,789,398
Wells Fargo & Co.	272,200	7,921,020

		15,646,753

BROADCASTING/CABLE — 4.2%
Comcast Corp., Class A (a)	391,750	7,431,497
Grupo Televisa S.A. - ADR (b)	142,200	3,446,928
Liberty Media Corp - Capital, Series A (a)	9,535	150,081
		11,028,506

BUILDING MATERIALS & CONSTRUCTION — 0.7%
Vulcan Materials Co.	26,000	1,726,400

BUSINESS SERVICES — 1.5%
Iron Mountain, Inc. (a)	148,300	3,921,052

COMPUTER EQUIPMENT & SERVICES — 0.6%
Google, Inc., Class A (a)	3,410	1,502,003

COMPUTERS & PERIPHERALS — 2.6%
Cisco Systems, Inc. (a)	69,100	1,664,619
Dell, Inc. (a)	139,200	2,772,864
Hewlett-Packard Co.	51,650	2,358,339
		6,795,822

CONSTRUCTION — 1.1%
Martin Marietta Materials, Inc.	27,400	2,909,058

CONSUMER FINANCIAL SERVICES — 5.6%
American Express Co.	257,000	11,236,040
Discover Financial Services	15,600	255,372
H&R Block, Inc.	152,950	3,175,242
		14,666,654

COMMON STOCKS — 95.8%, continued
CONSUMER GOODS & SERVICES — 1.5%
Procter & Gamble Co.	54,900	$3,846,843

CONTAINERS - PAPER & PLASTIC — 2.0%
Sealed Air Corp.	213,400	5,388,350

COSMETICS & TOILETRIES — 0.4%
Avon Products, Inc.	27,500	1,087,350

E-COMMERCE — 0.7%
Amazon.com, Inc. (a)	13,300	948,290
Liberty Media Corp - Interactive, Class A (a)	48,675	785,615
		1,733,905

ELECTRONIC & ELECTRICAL - GENERAL — 1.5%
Texas Instruments, Inc.	68,600	1,939,322
Tyco Electronics Ltd.	55,790	1,914,713
		3,854,035

FINANCIAL SERVICES — 9.4%
Ameriprise Financial, Inc.	45,500	2,359,175
Citigroup, Inc.	98,200	2,103,444
E*TRADE Financial Corp. (a)	20,100	77,586
JPMorgan Chase & Co.	270,600	11,622,270
MBIA, Inc. (a)	24,100	294,502
Merrill Lynch & Co., Inc.	40,300	1,641,822
Merrill Lynch & Co., Inc., Private Placement (c)	88,500	3,371,133
Moody's Corp.	63,200	2,201,256
Morgan Stanley	30,500	1,393,850
		25,065,038

FOOD & STAPLES RETAILING — 0.3%
Whole Foods Market, Inc.	21,500	708,855

FOOD PRODUCTS — 0.2%
The Hershey Co.	13,700	516,079

FORESTRY — 0.4%
Sino-Forest Corp. (a)	64,500	1,005,260

HOME FURNISHINGS — 0.3%
Hunter Douglas N.V.	10,300	696,858

INSURANCE — 15.1%
Ambac Financial Group, Inc.	65,576	377,062
American International Group, Inc.	216,800	9,376,600
Aon Corp.	48,400	1,945,680
Berkshire Hathaway, Inc., Class A (a)	100	13,339,999

COMMON STOCKS — 95.8%, continued
INSURANCE — 15.1%, continued
Markel Corp. (a)	590	$259,582
Millea Holdings, Inc.	96,700	3,569,984
NIPPONKOA Insurance Co.	207,700	1,583,587
Principal Financial Group, Inc.	19,100	1,064,252
Sun Life Financial, Inc. (b)	11,600	540,560
The Progressive Corp.	299,600	4,814,572
Transatlantic Holdings, Inc.	49,310	3,271,719
		40,143,597

MANUFACTURING — 1.0%
Tyco International Ltd. (b)	58,990	2,598,510

MEDIA — 0.3%
Liberty Media Corp - Entertainment, Series A (a)	40,640	920,090

MEDICAL EQUIPMENT & SUPPLIES — 0.9%
Covidien Ltd. (b)	54,380	2,406,315

METAL MINING — 0.6%
Rio Tinto plc	15,100	1,567,668

MINERALS — 0.5%
BHP Billiton plc	42,300	1,254,608

MULTIMEDIA — 1.9%
News Corp., Class A	263,500	4,940,625

OIL & GAS EXPLORATION, PRODUCTION & SERVICES — 14.1%
China Shipping Development Company Ltd.	472,000	1,482,808
ConocoPhillips	145,450	11,084,745
Devon Energy Corp.	104,200	10,871,186
EOG Resources, Inc.	89,200	10,704,000
Transocean, Inc. (a)	24,355	3,292,796
		37,435,535

PHARMACEUTICALS — 2.7%
Cardinal Health, Inc.	44,730	2,348,772
Express Scripts, Inc. (a)	36,100	2,321,952
UnitedHealth Group, Inc.	71,900	2,470,484
		7,141,208

REAL ESTATE — 0.6%
Hang Lung Group Ltd.	313,000	1,477,971

RECREATIONAL PRODUCTS — 1.2%
Harley-Davidson, Inc.	88,000	3,300,000

COMMON STOCKS — 95.8%, continued
RETAIL — 9.6%
Bed Bath & Beyond, Inc. (a)	70,900	$2,091,550
Costco Wholesale Corp.	229,600	14,917,112
CVS Caremark Corp.	117,122	4,744,612
Lowe’s Cos., Inc.	54,500	1,250,230
Sears Holdings Corp. (a)	4,700	479,823
Wal-Mart Stores, Inc.	39,000	2,054,520
		25,537,847

SOFTWARE & COMPUTER SERVICES — 3.0%
Microsoft Corp.	249,100	7,069,458
Visa Inc., Class A (a)	13,270	827,517
		7,896,975

SOFTWARE & SERVICES — 0.3%
eBay, Inc. (a)	28,200	841,488

TELECOMMUNICATIONS — 1.0%
SK Telecom Co. Ltd. ADR (b)	23,100	499,191
Sprint Nextel Corp. (a)	201,300	1,346,697
Virgin Media, Inc.	58,658	825,318
		2,671,206

TRANSPORTATION SERVICES — 2.9%
Asciano Group (b)	41,900	153,171
China Merchants Holdings International Company Ltd. (b)	610,000	2,896,065
Cosco Pacific Ltd.	408,000	795,786
Kuehne & Nagel International AG	16,200	1,620,326
Toll Holdings Ltd.	56,353	516,046
United Parcel Service, Inc., Class B	21,700	1,584,534
		7,565,928
TOTAL COMMON STOCKS		253,077,570

COMMERCIAL PAPER — 1.7%
UBS, 2.35%, 4/1/08	4,407,000	4,407,000

SHORT TERM INVESTMENT — 0.2%
Northern Institutional Government Select Portfolio	612,044	612,044

CORPORATE NOTES — 1.5%
COMMUNITY DEVELOPMENT — 1.5%
MMA Community Development Investment, Inc., 1.85%, 12/31/09, (d)+	1,603,000	1,603,000
MMA Community Development Investment, Inc., 2.77%, 12/31/09, (d)+	2,432,000	2,432,000

TOTAL CORPORATE NOTES		4,035,000

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING — 4.6%
Northern Institutional Liquid Asset Portfolio	12,221,750	12,221,750

TOTAL INVESTMENTS (Cost $269,788,284) — 103.8%	$274,353,364
Liabilities in excess of other assets — (3.8%)	(10,097,202)
NET ASSETS — 100.0%	$264,256,162

__________________

(a)	Non-income producing securities.

(b)	All or part of this security was on loan. The total market value of the securities on loan, as of March 31, 2008, was $11,879,141. The total market value of the collateral held was $12,221,750.

(c)
Represents restricted security as to resale to investors. This security has been deemed illiquid under guidelines established by the Board of Trustees. At March 31, 2008, this security had a market value of $3,371,133, representing 1.3% of net assets.

(d)
Represents affiliated restricted security as to resale to investors and is not registered under the
Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment,
Inc., 1.85% - 12/01, $1,603,000 and MMA Community Development Investment, Inc., 2.77% - 12/01,
$2,432,000. At March 31, 2008, these securities had an aggregate market value of $4,035,000, representing 1.5% of net assets.

+	Variable rate security. Rates presented are the rates in effect at March 31, 2008. Date presented reflects next rate change date.

ADR - American Depository Receipt

plc - Public Liability Company

FUTURES CONTRACTS PURCHASED	CONTRACTS	UNREALIZED APPRECIATION
S&P 500 Index Futures Contract, expiring June, 2008
(underlying face amount at value $3,972,000)	12	$100,500

See notes to schedule of portfolio investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
March 31, 2008 (Unaudited)
	PRINCIPAL AMOUNT	VALUE
ASSET BACKED SECURITIES — 1.2%
Honda Auto Receivables Owner Trust, 4.15%, 10/15/10	894,638	$898,024
Massachusetts RRB Special Purpose Trust, 3.78%, 9/15/10	68,175	68,354
PG&E Energy Recovery Funding LLC, 3.87%, 6/25/11	562,299	564,657
Residential Funding Mortgage Securities, 5.53%, 1/25/36	1,000,000	947,512
Wachovia Auto Loan Owner Trust, 5.10%, 7/20/11 (a)	1,000,000	1,009,201

TOTAL ASSET BACKED SECURITIES		3,487,748

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
JPMorgan Securities, Inc., 4.50%, 9/25/19	601,098	590,366

COMMERCIAL MORTGAGE BACKED SECURITIES — 11.5%
Banc of America Commercial Mortgage, Inc., 5.12%, 7/11/43	500,000	491,635
Bear Stearns Commerical Mortgage Securities, 6.48%, 2/15/35	1,265,000	1,295,562
Bear Stearns Commercial Mortgage Securities, 5.20%, 12/1/38	2,000,000	1,929,347
Bear Stearns Commercial Mortgage Securities, 5.71%, 6/11/40	1,000,000	993,302
Bear Stearns Commercial Mortgage Securities, 4.95%, 2/11/41	300,000	293,478
Bear Stearns Commercial Mortgage Securities, 5.12%, 2/11/41	1,000,000	990,480
Bear Stearns Commercial Mortgage Securities, 4.67%, 6/11/41	1,000,000	964,729
Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41	2,000,000	1,981,668
Bear Stearns Commerical Mortgage Securities, 4.52%, 11/11/41	500,000	481,863
Bear Stearns Commercial Mortgage Securities, 4.56%, 2/13/42	1,000,000	989,579
Bear Stearns Commercial Mortgage Securities, 5.74%, 9/11/42	1,000,000	987,028
Bear Stearns Commercial Mortgage Securities, 5.13%, 10/12/42	1,125,000	1,117,992
Bear Stearns Commercial Mortgage Securities, 5.33%, 2/11/44	2,000,000	1,931,600
Bear Stearns Commercial Mortgage Securities, 5.61%, 6/11/50	1,000,000	975,667
Chase Commercial Mortgage Securities Corp., 7.32%, 10/15/32	996,903	1,032,208
First Union National Bank Commercial Mortgage, 6.22%, 12/12/33	500,000	509,494
GMAC Commerical Mortgage Securities, 6.47%, 4/15/34	993,002	1,016,182
Heller Financial Commercial Mortgage Asset Corp., 7.75%, 1/17/34	631,878	650,982
JPMorgan Chase Commercial Mortgage Securities, 4.92%, 10/15/42	1,000,000	976,296
JPMorgan Chase Commercial Mortgage Securities, 5.40%, 5/15/45	2,000,000	1,958,807
JPMorgan Chase Commercial Mortgage Securities, 4.63%, 3/15/46	1,000,000	989,546
JPMorgan Trust, 4.90%, 10/15/42	1,000,000	964,692
Morgan Stanley Capital, 5.01%, 1/14/42	1,000,000	977,793
Morgan Stanley Capital, 4.83%, 6/12/47	1,000,000	972,656
Morgan Stanley Capital I, 6.48%, 11/15/30	667,894	667,334
Morgan Stanley Capital I, 5.93%, 12/15/35	1,225,000	1,233,322
Morgan Stanley Capital I, 5.98%, 8/12/41	1,000,000	1,015,884
Morgan Stanley Capital I, 5.51%, 11/12/49	2,000,000	1,957,825
PNC, 7.51%, 12/10/32	2,000,000	2,067,924

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES		32,414,875

CORPORATE BONDS — 25.0%
AGRICULTURAL SERVICES — 0.5%
Cargill, Inc. 7.50%, 9/1/26 (a)	1,250,000	$1,343,736

ASSET MANAGEMENT — 0.5%
Legg Mason, Inc., 6.75%, 7/2/08	1,300,000	1,311,047

BANKING — 0.7%
Citigroup, Inc., 5.13%, 5/5/14 (b)	1,000,000	977,270
Wachovia Corp., 7.98%, 3/15/49 (b)	1,000,000	982,500
		1,959,770

BROKERAGE SERVICES — 0.7%
Lehman Brothers Holdings, 6.50%, 7/19/17 (b)	1,000,000	949,646
Morgan Stanley, 5.75%, 8/31/12 (b)	1,000,000	1,018,104
		1,967,750

CHEMICALS (SPECIALTY) — 0.2%
Ecolab, Inc., 4.88%, 2/15/15	500,000	498,936

COMMERCIAL BANKS — 1.2%
Bank of America Corp., 7.75%, 8/15/15 (b)	1,000,000	1,147,956
State Street Corp., 7.35%, 6/15/26	1,000,000	1,070,588
Wells Fargo Co., 5.13%, 9/1/12	1,250,000	1,287,834
		3,506,378
COMPUTER SERVICES — 0.4%
Hewlett-Packard Co., 4.50%, 3/1/13 (b)	1,000,000	1,014,489

CONSTRUCTION — 0.2%
KB Home, 8.63%, 12/15/08 (b)	500,000	501,250

DIVERSIFIED MANUFACTURING — 0.4%
Cooper US, Inc., 5.45%, 4/1/15	1,000,000	1,017,890

ELECTRIC - INTEGRATED — 1.3%
Midamerican Energy Co., 6.75%, 12/30/31	1,500,000	1,566,644
Potomac Electric Power, 6.50%, 11/15/37 (b)	1,000,000	976,429
Puget Sound Energy, Inc., 6.74%, 6/15/18	1,000,000	1,093,396
		3,636,469

CORPORATE BONDS — 25.0%, continued
ELECTRIC SERVICES — 0.6%
AEP Texas North Co., Series B, 5.50%, 3/1/13	1,000,000	$1,025,072
FPL Energy Caithness Funding, 7.65%, 12/31/18 (a)	700,307	792,299
		1,817,371

ELECTRONIC COMPONENTS - SEMICONDUCTORS — 0.2%
Applied Materials, Inc., 7.13%, 10/15/17	500,000	579,078

FINANCE - AUTO LOANS — 1.2%
American Honda Finance, 4.63%, 4/2/13	1,500,000	1,499,069
Ford Motor Credit Co., 7.25%, 10/25/11 (b)	1,000,000	821,424
Ford Motor Credit Co., 8.00%, 12/15/16 (b)	500,000	391,403
General Motors Acceptance Corp., 6.75%, 12/1/14 (b)	750,000	530,776
		3,242,672

FINANCIAL SERVICES — 2.1%
Countrywide Financial Corp., 5.80%, 6/7/12 (b)	1,000,000	905,987
Countrywide Financial Corp., 6.25%, 5/15/16 (b)	500,000	405,689
Dun & Bradstreet Corp., 6.00%, 4/1/13	1,000,000	1,011,930
ERAC USA Finance Co., 5.90%, 11/15/15 (a)(b)	1,000,000	892,578
General Electric Capital Corp., 6.88%, 11/15/10	1,000,000	1,085,980
General Electric Capital Corp., 6.15%, 8/7/37 (b)	1,000,000	998,551
SLM Corp., 4.00%, 1/15/09 (b)	1,000,000	900,425
		6,201,140

FIRE, MARINE & CASUALTY INSURANCE — 0.4%
Berkley Corp., 5.13%, 9/30/10	1,000,000	1,015,518

FOODS — 0.5%
General Mills, 5.65%, 9/10/12	500,000	520,021
Kellogg Co., 4.25%, 3/3/13 (b)	1,000,000	996,895
		1,516,916

CORPORATE BONDS — 25.0%, continued
INSURANCE — 1.5%
American International Group, 6.25%, 5/1/36	1,000,000	$945,734
Fidelity National Title, 7.30%, 8/15/11	1,000,000	1,063,025
Markel Corp., 6.80%, 2/15/13	1,000,000	1,045,312
Principal Life Global, 6.25%, 2/15/12 (a)	1,000,000	1,077,238
		4,131,309

INTERNAL COMBUSTION ENGINES, N.E.C. — 0.4%
Briggs & Stratton Corp., 8.88%, 3/15/11	1,000,000	1,045,000

MEDIA — 0.4%
McGrawHill Companies, Inc., 5.38%, 11/15/12 (b)	1,000,000	1,020,657

MEDICAL - BIOMEDICAL/GENETIC — 0.9%
Amgen, Inc., 4.00%, 11/18/09 (b)	1,500,000	1,515,150
Biogen Idec, Inc., 6.00%, 3/1/13	500,000	505,896
Johnson & Johnson, 5.95%, 8/15/37 (b)	500,000	530,283
		2,551,329

NATURAL GAS PRODUCTION AND/OR DISTRIBUTION — 1.7%
Indiana Gas Co., 6.55%, 6/30/28	250,000	264,025
Keyspan Gas East, 7.88%, 2/1/10	1,250,000	1,334,999
National Fuel Gas Co., 6.30%, 5/27/08	1,000,000	1,004,586
Northern Natural Gas, 5.38%, 10/31/12 (a)	1,000,000	1,054,454
Southern Union Co., 8.25%, 11/15/29	1,050,000	1,123,731
		4,781,795

NETWORKING — 0.4%
Cisco Systems, Inc., 5.25%, 2/22/11 (b)	1,000,000	1,043,883

OIL & GAS EXPLORATION, PRODUCTION & SERVICES — 2.0%
Burlington Resources, Inc., 7.38%, 3/1/29	1,073,000	1,267,417
Conoco, Inc., 6.95%, 4/15/29	1,075,000	1,224,080
Motiva Enterprises LLC, 5.20%, 9/15/12 (a)	1,000,000	1,059,113
Ras Laffan, 5.83%, 9/30/16 (a)	1,000,000	993,130
XTO Energy, Inc., 7.50%, 4/15/12	1,000,000	1,107,567

		5,651,307

CORPORATE BONDS — 25.0%, continued
PUBLISHING - JOURNALS — 0.4%
Thomson Corp., 6.20%, 1/5/12 (b)	1,200,000	$1,225,258

REAL ESTATE INVESTMENT TRUST — 0.4%
Simon Property Group, 6.35%, 8/28/12	1,200,000	1,220,585

RESTAURANTS — 0.4%
YUM! Brands, Inc., 8.88%, 4/15/11	1,000,000	1,102,069

RETAIL - BUILDING PRODUCTS — 0.3%
Home Depot, Inc., 5.25%, 12/16/13 (b)	500,000	489,204
Home Depot, Inc., 5.40%, 3/1/16 (b)	500,000	469,973
		959,177

RETAIL - DISCOUNT — 0.4%
Wal-Mart Stores, 7.55%, 2/15/30 (b)	1,000,000	1,174,166

RETAIL - FOOD — 0.4%
Kroger Co., 5.00%, 4/15/13	500,000	502,778
Kroger Co., 6.40%, 8/15/17	500,000	527,687
		1,030,465

SUPRANATIONAL BANK — 1.1%
Corporation Andina de Fomento, 5.20%, 5/21/13	1,000,000	995,136
IFFIM, 5.00%, 11/14/11 (a)	1,000,000	1,076,098
Inter-American Development Bank, 3.50%, 3/15/13	1,000,000	1,019,770
		3,091,004

TELECOMMUNICATIONS — 0.3%
Embarq Corp., 6.74%, 6/1/13 (b)	1,000,000	967,001

CORPORATE BONDS — 25.0%, continued
TELEPHONE - INTEGRATED — 1.4%
AT&T, Inc., 4.95%, 1/15/13 (b)	1,000,000	$1,003,389
Sprint Capital Corp., 7.63%, 1/30/11 (b)	1,000,000	925,000
Verizon Communications, Inc., 5.50%, 4/1/17 (b)	1,000,000	985,383
Verizon Communications, Inc., 5.50%, 2/15/18 (b)	1,000,000	973,965
		3,887,737

TRANSPORTATION SERVICES — 0.7%
Canadian National Railways, 4.40%, 3/15/13 (b)	1,000,000	990,429
Golden State Petroleum Transportation, 8.04%, 2/1/19	967,231	1,032,315
		2,022,744

UTILITIES - NATURAL GAS — 0.4%
Michigan Consolidated Gas Co., 8.25%, 5/1/14	1,000,000	1,144,819

UTILITIES - WATER — 0.4%
American Water Works, 6.09%, 10/15/17 (b)	1,000,000	1,040,673

TOTAL CORPORATE BONDS		70,221,388

CORPORATE NOTES — 1.1%
COMMUNITY DEVELOPMENT — 1.1%
MMA Community Development Investment, Inc., 1.85%, 12/31/09, (c)+	1,150,000	1,150,000
MMA Community Development Investment, Inc., 2.77%, 12/31/09, (c)+	1,925,000	1,925,000

TOTAL CORPORATE NOTES		3,075,000

INTEREST ONLY BONDS — 0.2%
FREDDIE MAC — 0.1%
5.00%, 5/15/23	450,656	3,916
5.00%, 4/15/29	2,000,000	304,305
		308,221

GOVERNMENT NATIONAL MORTGAGE ASSOC. — 0.1%
1.03%, 4/16/27	8,339,839	225,912

TOTAL INTEREST ONLY BONDS		534,133

MUNICIPAL BONDS — 0.4%
LL&P Wind Energy, Inc. Washington Rev., 5.73%, 12/1/17	1,000,000	$1,015,200

U.S. GOVERNMENT AGENCIES — 57.1%
FANNIE MAE — 24.1%
7.25%, 1/15/10	4,450,000	4,835,504
6.13%, 3/15/12	2,700,000	3,012,474
4.38%, 7/17/13	5,250,000	5,508,184
4.13%, 4/15/14	900,000	929,996
5.00%, 4/15/15	2,250,000	2,425,415
7.00%, 7/1/15	13,012	13,851
5.00%, 2/13/17	1,000,000	1,067,933
5.00%, 7/1/18	787,281	798,439
5.00%, 9/1/18	1,020,379	1,034,841
7.00%, 11/1/19	64,179	68,349
7.00%, 11/1/19	112,800	120,130
5.50%, 6/1/22	2,145,981	2,193,692
5.00%, 7/1/23	1,439,345	1,443,865
5.00%, 4/1/24	1,423,143	1,426,846
5.00%, 4/1/25	1,786,153	1,789,580
5.00%, 7/1/25	1,605,202	1,608,282
5.00%, 10/1/25	1,932,041	1,935,749
5.50%, 11/1/25	1,485,373	1,510,941
8.50%, 9/1/26	297,078	326,187
6.50%, 5/1/31	114,380	118,561
6.50%, 6/1/32	277,269	289,043
6.00%, 10/1/32	246,718	254,286
5.00%, 2/1/33	1,337,725	1,327,726
5.50%, 3/1/33	732,490	742,270
5.50%, 4/1/33	532,528	539,319
6.90%, 6/1/33	225,071	228,879
6.00%, 8/1/33	401,409	411,566
4.26%, 10/1/33	1,003,925	1,017,325
6.00%, 10/1/33	516,861	529,939
5.50%, 2/1/34	963,969	974,029
6.08%, 2/1/34	596,263	601,298
5.50%, 2/4/34	1,097,426	1,108,879
4.19%, 5/1/34	685,090	700,283
5.50%, 5/1/34	1,131,829	1,146,262
6.00%, 8/1/34	1,806,825	1,852,543
5.50%, 10/1/34	1,200,789	1,215,220
5.50%, 11/1/34	1,273,498	1,286,788
6.00%, 11/1/34	2,157,177	2,211,760
5.50%, 1/1/35	1,287,938	1,301,379
5.50%, 1/1/35	1,852,406	1,874,668
5.00%, 10/1/35	2,444,714	2,421,772
5.50%, 10/1/35	2,934,406	2,968,157
6.00%, 10/1/35	1,358,587	1,392,963
5.50%, 4/1/36	2,442,310	2,470,400
6.00%, 6/1/36	1,601,724	1,642,253
5.50%, 11/1/36	2,673,251	2,701,149
5.43%, 5/1/37	2,282,434	2,433,735
		67,812,710

FEDERAL FARM CREDIT BANK — 0.8%
4.88%, 12/16/15	2,000,000	2,119,022

U.S. GOVERNMENT AGENCIES — 57.1%, continued
FEDERAL HOME LOAN BANK — 2.2%
5.38%, 7/17/09	1,500,000	$1,559,373
4.13%, 8/13/10	1,000,000	1,039,437
6.63%, 11/15/10	900,000	991,931
3.88%, 6/14/13	300,000	307,205
5.00%, 11/17/17	2,000,000	2,148,276
		6,046,222

FREDDIE MAC — 26.7%
9.00%, 6/1/08	32	36
6.75%, 1/15/09	41,139	41,411
5.75%, 3/15/09	5,450,000	5,627,926
4.13%, 7/12/10	1,987,000	2,062,969
4.00%, 9/1/10	982,455	994,438
6.88%, 9/15/10	2,081,000	2,296,756
5.00%, 7/15/14	2,700,000	2,913,281
6.00%, 9/1/17	1,068,739	1,100,078
5.00%, 10/1/17	621,055	630,717
5.50%, 11/1/17	953,946	978,480
5.13%, 11/17/17	1,500,000	1,608,899
6.00%, 2/1/18	520,537	536,868
5.00%, 5/1/18	537,949	545,911
4.50%, 6/1/18	1,557,599	1,555,553
5.00%, 9/1/18	874,921	888,118
5.00%, 9/1/18	877,137	890,119
5.00%, 10/1/18	943,846	958,020
5.00%, 11/1/18	891,694	904,891
5.00%, 4/1/19	1,586,085	1,607,526
5.50%, 12/15/20	1,328,066	1,361,721
5.00%, 12/1/21	3,315,405	3,353,637
5.00%, 12/10/21	2,625,000	2,731,593
5.50%, 4/1/22	2,680,173	2,736,218
6.00%, 4/1/27	2,711,978	2,791,125
7.00%, 2/1/30	468,056	491,663
7.50%, 7/1/30	625,069	662,265
5.00%, 12/15/30	2,000,000	$2,017,259
6.50%, 2/1/31	45,325	47,059
7.00%, 3/1/31	367,209	385,730
5.00%, 4/15/31	2,000,000	2,032,989
6.50%, 8/1/31	30,542	31,940
6.50%, 2/1/32	279,111	291,886
5.00%, 2/15/32	2,000,000	1,984,886
6.00%, 10/1/32	868,189	895,764
5.50%, 8/1/33	1,358,238	1,376,054
5.50%, 11/1/33	1,105,969	1,120,476
5.50%, 12/1/33	905,310	917,184
4.88%, 5/1/34	416,053	421,753
4.90%, 5/1/34	683,297	695,503
6.00%, 11/1/34	862,165	888,942
5.00%, 7/1/35	2,407,953	2,388,055
5.00%, 7/1/35	1,635,169	1,621,657

U.S. GOVERNMENT AGENCIES — 57.1%, continued
FREDDIE MAC — 26.7%, continued
5.50%, 3/1/36	1,639,649	$1,658,829
5.50%, 6/1/36	2,613,596	2,641,561
5.50%, 6/1/36	2,558,602	2,586,771
6.00%, 6/1/36	1,681,890	1,726,751
5.50%, 12/1/36	2,643,547	2,672,651
5.50%, 12/1/36	2,627,183	2,656,107
5.73%, 1/1/37	2,083,002	2,141,414
6.00%, 8/1/37	1,796,734	1,844,132
		75,315,572

GOVERNMENT NATIONAL MORTGAGE ASSOC. — 1.6%
6.75%, 4/15/16	78,670	83,844
7.00%, 12/20/30	122,110	128,442
6.50%, 4/20/31	141,027	147,475
6.50%, 7/20/31	123,978	129,089
6.50%, 10/20/31	260,867	272,792
7.00%, 10/20/31	76,456	80,421
7.00%, 3/20/32	301,846	317,499
6.50%, 5/20/32	161,896	169,073
6.50%, 1/20/34	299,023	305,849
6.93%, 9/15/39	2,009,267	2,040,856
6.85%, 10/15/39	712,820	736,566
		4,411,906

SMALL BUSINESS ADMINISTRATION — 0.3%
5.41%, 9/25/18	87,061	87,556
5.60%, 2/25/32	830,050	828,174
		915,730

TENNESSEE VALLEY AUTHORITY — 1.4%
6.25%, 12/15/17	2,000,000	$2,351,668
4.65%, 6/15/35	1,750,000	1,671,115
		4,022,783

TOTAL U.S. GOVERNMENT AGENCIES		160,643,945

MUTUAL FUND — 0.5%
Pax World High Yield Fund	167,685	1,349,867

PREFERRED STOCKS — 0.7%
Fannie Mae, 8.25%	40,000	962,000
Freddie Mac, Series Z, 8.375%	40,000	976,000
TOTAL PREFERRED STOCKS		1,938,000

SHORT-TERM INVESTMENT — 2.7%
Northern Institutional Government Select Portfolio	7,539,963	$7,539,963

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING — 5.6%
Northern Institutional Liquid Asset Portfolio	15,692,617	15,692,617
TOTAL INVESTMENTS (Cost $296,092,404) — 106.2%		$298,503,102
Liabilities in excess of other assets — (6.2%)		(7,315,871)
NET ASSETS — 100.0%		$281,187,231
___________

(a)
144A security is restricted as to resale to institutional investors. These securities have been deemed liquid under guidelines established by the Board of Trustees. At March 31, 2008, these securities were valued at $9,297,847 or 3.3% of net assets.

(b)	All or part of this security was on loan. The total market value of the securities on loan, as of March 31, 2008, was $15,168,032. The total market value of the collateral held was $15,692,617.

(c)
Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 1.85% - 12/01, $1,150,000 and MMA Community Development Investment, Inc., 2.77% - 12/01, $1,925,000. At March 31, 2008 these securities had an aggregate market value of $3,075,000, representing 1.0% of net assets.

+	Variable rate security. Rates presented are the rates in effect at March 31, 2008. Date presented reflects next rate change date.

FUTURES CONTRACTS PURCHASED	CONTRACTS	UNREALIZED APPRECIATION
U.S. Long Bond Futures Contract, expiring June, 2008
(underlying face amount at value $8,790,969)	74	$287,143

See notes to schedule of portfolio investments.

MMA Praxis International Fund
Schedule of portfolio investments
March 31, 2008 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 93.6%
ARGENTINA — 0.5%
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
IRSA Inversiones y Representaciones S.A. (a)	45,695	$642,015

AUSTRALIA — 0.6%
TRANSPORTATION INFRASTRUCTURE — 0.6%
Macquarie Airports	142,205	419,779
Macquarie Infrastructure Group	159,833	406,083
		825,862

BELGIUM — 2.0%
CHEMICALS — 0.6%
Umicore	16,276	847,003

DIVERSIFIED FINANCIALS — 1.4%
Compagnie Nationale a Portefeuille (CNP)/National Portefeuille Maatschappij (NPM)	3,130	238,450
Groupe Bruxelles Lambert S.A.	13,601	1,659,780
Groupe Bruxelles Lambert S.A. (a)	1,358	43
		1,898,273
		2,698,451

BRAZIL — 1.0%
METALS & MINING — 0.8%
Companhia Vale do Rio Doce ADR	30,365	1,051,843

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Tim Participacoes ADR	9,472	305,851
		1,357,694

CANADA — 1.8%
COMMUNICATIONS EQUIPMENT — 0.9%
Research In Motion Ltd. (a)	11,099	1,245,640

MEDIA — 0.8%
Yellow Pages Income Fund	109,711	1,121,049

TELECOMMUNICATIONS — 0.1%
BCE, Inc.	5,400	182,788
		2,549,477

FINLAND — 3.4%
AUTO COMPONENTS — 1.5%
Nokian Renkaat Oyj	47,336	2,017,955

COMMON STOCKS — 93.6%, continued
COMMUNICATIONS EQUIPMENT — 1.5%
Nokia Oyj	67,769	$2,144,298

MACHINERY — 0.4%
KCI Konecranes Oyj	13,950	537,428
		4,699,681

FRANCE — 20.9%
AUTO COMPONENTS — 2.4%
Compagnie Generale des Etablissments Michelin	31,171	3,254,167

BANKS — 1.3%
BNP Paribas S.A.	17,342	1,749,397

CHEMICALS — 1.2%
Rhodia SA (a)	70,547	1,647,415

ELECTRICAL EQUIPMENT — 0.6%
Schneider Electric S.A.	6,628	857,710

ENERGY EQUIPMENT & SERVICES — 0.6%
Technip SA	10,461	814,780

FOOD PRODUCTS — 1.6%
Groupe DANONE	24,699	2,208,812

FOOD RETAIL — 5.2%
Carrefour S.A.	95,114	7,339,103

GAS UTILITIES — 1.0%
Gaz de France	23,648	1,427,804

HOTELS, RESTAURANTS & LEISURE — 0.8%
Sodexho Alliance S.A.	18,014	1,107,547

INSURANCE — 1.8%
Axa	58,838	2,135,764
CNP Assurances	2,998	369,596
		2,505,360

MEDIA — 1.5%
Vivendi Universal S.A.	51,453	2,010,676

MULTI UTILITIES — 1.5%
Suez SA	31,857	2,090,938

OFFICE ELECTRONICS — 0.9%
Neopost S.A.	10,733	1,204,719

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Bouygues S.A.	10,257	651,680
		28,870,108

COMMON STOCKS — 93.6%, continued
GERMANY — 12.5%
CHEMICALS — 0.3%
BASF AG	2,725	$368,468

CONSTRUCTION & ENGINEERING — 0.8%
Bilfinger Berger AG	13,435	1,156,087

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Fresenius AG	35,220	2,955,066

INSURANCE — 2.7%
Allianz AG	7,972	1,583,198
Muenchener Rueckversicherungs-Gesellschaft AG	10,893	2,132,678
		3,715,876

MULTI UTILITIES — 1.4%
RWE AG	15,422	1,905,135

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Patrizia Immobilien AG (b)	51,972	385,677

TEXTILES, APPAREL & LUXURY GOODS — 4.9%
Adidas-Salomon AG	102,824	6,851,144
		7,337,453

GREECE — 1.6%
BANKS — 1.1%
Alpha Credit Bank A.E.	10,210	338,533
Greek Postal Savings Bank S.A.	36,099	661,164
National Bank of Greece SA	8,500	448,520
		1,448,217

DIVERSIFIED FINANCIALS — 0.2%
Hellenic Exchanges S.A.	13,865	329,249

INTERNET SOFTWARE & SERVICES — 0.3%
Baidu.com, Inc. ADR (a)	1,710	409,767
		2,187,233

HONG KONG — 1.3%
MEDIA — 0.3%
Television Broadcasts Ltd.	80,000	428,638

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
China Unicom Ltd.	667,000	1,403,795
		1,832,433

INDIA — 0.2%
BANKS — 0.2%
ICICI Bank Ltd.	6,087	232,463

COMMON STOCKS — 93.6%, continued
ISRAEL — 1.0%
PHARMACEUTICALS — 1.0%
Teva Pharmaceutical Industries Ltd.	31,138	$1,438,264

ITALY — 1.9%
BANKS — 1.5%
Intesa SanPaolo	120,330	792,257
UniCredito Italiano S.p.A	192,164	1,286,454
		2,078,711

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Geox S.p.A (b)	32,029	495,088
		2,573,799

JAPAN — 12.8%
AUTOMOBILES — 0.4%
Toyota Motor Corp.	10,000	498,596

BANKS — 0.7%
Bank of Yokohama Ltd.	140,000	950,843

CHEMICALS — 1.0%
Hitachi Chemical Co. Ltd.	16,300	306,443
Tokuyama Corp.	69,000	500,472
Toray Industries, Inc.	88,000	571,187
		1,378,102

CONSTRUCTION & ENGINEERING — 0.4%
Okumura Corp.	107,000	545,305

CONSUMER FINANCE — 0.6%
Orix Corp.	5,670	773,596

ELECTRONIC EQUIPMENT & INSTRUMENTS — 1.4%
Ibiden Co. Ltd.	25,200	991,011
Keyence Corp.	4,000	919,743
		1,910,754

GAS UTILITIES — 0.7%
Tokyo Gas Co. Ltd.	248,000	1,002,648

HOUSEHOLD DURABLES — 0.3%
Sony Corp.	10,400	414,205

INSURANCE — 1.2%
Mitsui Sumitomo Insurance Co.	72,000	727,368
Sony Financial Holdings, Inc.	123	497,281
T&D Holdings, Inc.	8,200	429,414
		1,654,063

COMMON STOCKS — 93.6%, continued
JAPAN — 12.8%, continued
MACHINERY — 0.8%
Fanuc Ltd.	4,200	$399,438
THK CO. Ltd	39,900	687,283
		1,086,721

MEDIA — 0.5%
Toho Co. Ltd.	26,500	622,091

OFFICE ELECTRONICS — 1.2%
CANON, Inc.	36,000	1,657,705

PERSONAL PRODUCTS — 0.6%
Shiseido Company Ltd.	32,000	845,907

SOFTWARE — 2.9%
Nintendo Co. Ltd.	6,600	3,403,290
Square Enix Co. Ltd.	22,900	799,478
		4,202,768

SPECIALTY RETAIL — 0.1%
Yamada Denki Co. Ltd.	2,300	198,435
		17,741,739

NETHERLANDS — 3.8%
CHEMICALS — 0.7%
Akzo Nobel N.V.	11,253	902,941

DIVERSIFED TELECOMMUNICATION SERVICES — 0.5%
Koninklijke (Royal) KPN N.V.	43,743	739,007

FOOD PRODUCTS — 2.0%
Unilever NV	81,012	2,720,652

INDUSTRIAL CONGLOMERATES — 0.6%
Philips Electronics N.V.	22,814	872,793
		5,235,393

NORWAY — 1.3%
DIVERSIFED TELECOMMUNICATION SERVICES — 0.6%
Telenor ASA	41,600	796,434

OIL, GAS & CONSUMABLE FUELS — 0.7%
Statoil ASA	35,400	1,060,742
		1,857,176

RUSSIA — 0.4%
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
AFK Sistema	16,566	531,769

COMMON STOCKS — 93.6%, continued
SINGAPORE — 1.2%
BANKS — 0.4%
DBS Group Holdings Ltd.	42,000	$549,259

INDUSTRIAL CONGLOMERATES — 0.8%
Keppel Corp., Ltd.	145,000	1,042,938
		1,592,197

SOUTH KOREA — 0.3%
FOOD PRODUCTS — 0.3%
Lotte Confectionary Co. Ltd. (a)	326	418,012

SPAIN — 3.4%
DIVERSIFED TELECOMMUNICATION SERVICES — 2.3%
Telefonica S.A.	110,036	3,162,004

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Criteria Caixacorp S.A.	95,948	658,994

SPECIALTY RETAIL — 0.6%
Industria de Diseno Textil, S.A.	14,765	820,368
		4,641,366

SWITZERLAND — 10.5%
DIVERSIFIED FINANCIALS — 0.6%
Pargesa Holding AG	7,853	875,191

FOOD PRODUCTS — 4.0%
Lindt & Spruengli AG	239	794,020
Nestle S.A.	9,591	4,791,638
		5,585,658

LIFE SCIENCES TOOLS & SERVICES — 1.5%
Lonza Group AG	16,149	2,141,169

PHARMACEUTICALS — 4.4%
Novartis AG	51,684	2,648,460
Roche Holding AG	17,588	3,309,370
		5,957,830
		14,559,848

TAIWAN — 1.2%
BANKS — 0.1%
Mega Financial Holding Co., Ltd.	125,000	98,103

DIVERSIFED TELECOMMUNICATION SERVICES — 0.8%
Chunghwa Telecom Co. Ltd.	453,569	1,192,543

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Yuanta Financial Holdings Co., Ltd.	104,000	97,535

COMMON STOCKS — 93.6%, continued
TAIWAN — 1.2%, continued
INSURANCE — 0.1%
Cathay Financial Holding Co., Ltd.	38,000	$96,910

SEMICONDUCTOR EQUIPMENT — 0.1%
United Microelectronics Corp. ADR	377,557	232,331
		1,717,422

UNITED KINGDOM — 10.0%
BANKS — 0.6%
Lloyds TSB Group plc	99,784	892,820

CONTAINERS — 0.6%
Rexam plc	93,521	791,324

FOOD RETAIL — 0.3%
Tesco plc (a)	57,417	431,724

HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Smith & Nephew plc	33,908	448,362

INSURANCE — 0.2%
Amlin plc	54,262	292,544

METALS & MINING — 2.5%
BHP Billiton plc	17,234	511,156
Rio Tinto plc	28,158	2,923,337
		3,434,493

MULTI UTILITIES — 0.5%
National Grid plc	23,150	317,592
United Utilities plc	29,817	408,464
		726,056

OIL, GAS & CONSUMABLE FUELS — 3.2%
BG Group plc	49,496	1,145,954
BP plc	292,778	2,973,959
Royal Dutch Shell plc - Class A	4,992	172,029
		4,291,942

PHARMACEUTICALS — 0.2%
GlaxoSmithKline plc	16,241	343,476

WIRELESS TELECOMMUNICATION SERVICES — 1.6%
Vodafone Group plc	733,147	2,194,859
		13,847,600

TOTAL COMMON STOCKS		129,434,280

PREFERRED STOCK — 0.4%
GERMANY — 0.4%
AUTOMOBILES — 0.4%
Porsche AG (a)	3,367	617,686

CORPORATE NOTES — 1.3%
COMMUNITY DEVELOPMENT — 1.3%
DOMESTIC — 1.3%
MMA Community Development Investment, Inc., 1.85%, 12/31/09, (c)+	683,000	$683,000
MMA Community Development Investment, Inc., 2.77%, 12/31/09, (c)+	1,062,000	1,062,000
TOTAL CORPORATE NOTES		1,745,000

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING — 0.2%
Northern Institutional Liquid Asset Portfolio	225,446	225,446

TOTAL INVESTMENTS (Cost $105,606,795) — 95.5%		$132,022,412
Other assets in excess of liabilities — 4.5%		6,192,763
NET ASSETS — 100.0%		$138,215,175

__________________

(a)	Non-income producing securities.

(b)	All or part of this security was on loan. The total market value of the securities on loan, as of March 31, 2008, was $218,752. The total market value of the collateral held was $225,446.

(c)
Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 1.85% - 12/01, $683,000 and MMA Community Development Investment, Inc., 2.77% - 12/01, $1,062,000. At March 31, 2008 these securities had an aggregate market value of $1,745,000, representing 1.3% of net assets.

+	Variable rate security. Rates presented are the rates in effect at March 31, 2008. Date presented reflects next rate change date.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

plc - Public Liability Company

See notes to schedule of portfolio investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
March 31, 2008 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 98.4%
AIRLINES — 0.0%
US Airways Group, Inc. (a)	1,753	$15,619

APPAREL MANUFACTURERS — 0.3%
Jones Apparel Group, Inc.	2,997	40,220
Liz Claiborne, Inc.	1,481	26,880
V.F. Corp.	1,430	110,839
		177,939

AUTOMOTIVE — 0.4%
BorgWarner, Inc.	2,460	105,854
General Motors Corp.	6,637	126,435
		232,289

BANKS — 12.0%
Bank of America Corp.	68,163	2,584,058
BB&T Corp.	8,300	266,098
Comerica, Inc.	2,970	104,188
Fifth Third Bancorp.	7,800	163,176
First Horizon National Corp.	2,181	30,556
Huntington Bancshares, Inc.	5,850	62,888
KeyCorp	6,010	131,920
M & T Bank Corp.	1,220	98,186
Marshall & Ilsley Corp.	3,450	80,040
National City Corp.	8,922	88,774
Northern Trust Corp.	2,289	152,150
Popular, Inc. (b)	5,240	61,098
Regions Financial Corp.	10,985	216,954
Sovereign Bancorp, Inc.	6,368	59,350
SunTrust Banks, Inc.	5,300	292,242
Toronto-Dominion Bank	2,081	127,691
U.S. Bancorp.	27,762	898,377
UnionBanCal Corp.	2,010	98,651
Wachovia Corp.	30,137	813,698
Wells Fargo & Co.	48,887	1,422,611
Zions Bancorp.	1,670	76,069
		7,828,775

BEVERAGES — 2.3%
Coca-Cola Company	20,813	1,266,888
Coca-Cola Enterprises, Inc.	5,760	139,392
Pepsi Bottling Group, Inc.	3,408	115,565
		1,521,845

COMMON STOCKS — 98.4%, continued
BROADCAST SERVICES & PROGRAMMING — 0.7%
CBS Corp., Class B	10,780	$238,022
Clear Channel Communications, Inc.	8,040	234,929
		472,951

BROKERAGE SERVICES — 6.6%
Bear Stearns Cos., Inc.	1,987	20,844
Goldman Sachs Group, Inc.	3,515	581,346
JPMorgan Chase & Co.	51,439	2,209,305
Lehman Brothers Holdings, Inc.	6,930	260,845
Merrill Lynch & Co.	12,502	509,331
Morgan Stanley	15,126	691,258
		4,272,929

BUSINESS SERVICES — 0.1%
Manpower, Inc.	1,320	74,263

CHEMICALS - GENERAL — 1.8%
Air Products & Chemicals, Inc.	1,998	183,816
E.I. du Pont de Nemours & Co.	13,032	609,376
International Flavors & Fragrances, Inc.	1,515	66,736
PPG Industries, Inc.	2,630	159,141
Rohm and Haas Company	3,400	183,872
		1,202,941

COMPUTER STORAGE DEVICES — 0.4%
Seagate Technology (b)	7,747	162,222
Western Digital Corp. (a)	3,472	93,883
		256,105

CONGLOMERATES — 0.6%
Emerson Electric Co.	7,695	395,985

CONSTRUCTION SERVICES — 0.2%
D.R. Horton, Inc.	4,110	64,733
Lennar Corp.	2,570	48,342
Toll Brothers, Inc. (a)	2,057	48,298
		161,373

CONSUMER FINANCIAL SERVICES — 0.2%
H&R Block, Inc.	7,080	146,981

COMMON STOCKS — 98.4%, continued
CONSUMER GOODS & SERVICES — 2.5%
Procter & Gamble Co.	23,636	$1,656,175

CONTAINERS - PAPER & PLASTIC — 0.1%
Avery Dennison Corp.	1,400	68,950

COSMETICS & TOILETRIES — 0.8%
Kimberly-Clark Corp.	7,941	512,592

DISTRIBUTION — 0.3%
Genuine Parts Co.	2,980	119,856
W.W. Grainger, Inc.	1,080	82,501
		202,357

E-COMMERCE — 0.1%
IAC/InterActiveCorp (a)	2,920	60,619

ELECTRIC SERVICES — 1.8%
Alliant Energy Corp.	2,810	98,378
CenterPoint Energy, Inc.	6,133	87,518
Consolidated Edison, Inc.	5,400	214,380
FPL Group, Inc.	6,150	385,851
Mirant Corp. (a)	4,101	149,235
NiSource, Inc.	4,900	84,476
Pepco Holdings, Inc.	5,250	129,780
		1,149,618

ELECTRIC UTILITIES — 0.9%
Northeast Utilities	3,227	79,191
PG&E Corp.	5,650	208,033
Pinnacle West Capital Corp.	2,137	74,966
Spectra Energy Corp.	10,925	248,543
		610,733

ELECTRONIC & ELECTRICAL - GENERAL — 0.6%
Arrow Electronics, Inc. (a)	2,680	90,182
LSI Logic Corp. (a)	13,072	64,706
Tyco Electronics Ltd.	7,115	244,187
		399,075

ENERGY — 0.2%
Valero Energy Corp.	3,226	158,429

COMMON STOCKS — 98.4%, continued
FINANCIAL SERVICES — 5.8%
Ambac Financial Group, Inc.	1,680	$9,660
American Capital Strategies Ltd.	2,936	100,294
Ameriprise Financial, Inc.	3,466	179,712
Capital One Financial Corp.	6,636	326,624
CIT Group, Inc.	3,530	41,831
Citigroup, Inc.	79,310	1,698,819
Countrywide Financial Corp.	9,120	50,160
E*Trade Financial Corp. (a)	6,096	23,531
Federal Home Loan Mortgage Corp.	10,007	253,377
Federal National Mortgage Association	14,702	386,957
Guaranty Financial Group, Inc. (a)	533	5,660
MBIA, Inc.	2,790	34,094
MGIC Investment Corp.	1,650	17,375
PNC Financial Services Group, Inc.	6,040	396,042
Synovus Financial Corp.	4,601	50,887
The Student Loan Corp.	364	36,000
Washington Mutual, Inc.	12,940	133,282
		3,744,305

FIRE, MARINE, AND CASUALTY INSURANCE — 0.6%
Axis Capital Holdings Ltd. (b)	2,986	101,464
Leucadia National Corp.	2,480	112,145
Transatlantic Holdings, Inc.	1,150	76,303
White Mountains Insurance Group Ltd. (b)	200	96,000
		385,912

FOOD DISTRIBUTORS & WHOLESALERS — 0.4%
Dean Foods Co.	1,617	32,486
Sara Lee Corp.	10,410	145,532
SUPERVALU, Inc.	3,784	113,444
		291,462

FOOD PROCESSING — 1.1%
ConAgra Foods, Inc.	7,100	170,045
H.J. Heinz Co.	5,170	242,835
Hormel Foods Corp.	5,240	218,298
McCormick & Co.	2,749	101,631
		732,809
FOOD PRODUCTS — 1.6%
General Mills, Inc.	5,443	325,927
Kraft Foods, Inc.	23,081	715,742
		1,041,669

COMMON STOCKS — 98.4%, continued
FOOD STORES — 0.5%
Kroger Co.	6,636	$168,554
Safeway, Inc.	6,350	186,373
		354,927
FORESTRY — 0.2%
Plum Creek Timber Co., Inc.	3,030	123,321

FURNITURE & HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.	4,000	61,000

HEALTH CARE SERVICES — 0.2%
AmerisourceBergen Corp.	3,380	138,512

HOTELS & MOTELS — 0.1%
Wyndham Worldwide Corp.	3,434	71,015

HOUSEHOLD PRODUCTS — 0.1%
Newell Rubbermaid, Inc.	4,260	97,426

INDUSTRIAL GOODS & SERVICES — 0.2%
Masco Corp.	5,770	114,419

INSURANCE — 8.6%
Allstate Corp.	9,560	459,454
American International Group, Inc.	34,532	1,493,508
Aon Corp.	4,490	180,498
Assurant, Inc.	1,710	104,071
Chubb Corp.	6,510	322,115
CIGNA Corp.	2,622	106,375
Cincinnati Financial Corp.	4,150	157,866
Everest Re Group	1,400	125,342
First American Corp.	1,690	57,359
Genworth Financial, Inc.	6,830	154,631
Hartford Financial Services Group, Inc.	5,100	386,427
Lincoln National Corp.	4,365	226,980
Marsh & McLennan Cos., Inc.	8,310	202,349
MetLife, Inc.	12,082	728,060
Prudential Financial, Inc.	5,040	394,380
RenaissanceRe Holdings Ltd.	1,037	53,831
SAFECO Corp.	1,930	84,688
The PMI Group, Inc.	2,121	12,344
Torchmark Corp.	1,550	93,171
UnumProvident Corp.	5,640	124,136
Willis Group Holdings, Ltd. (b)	3,490	117,299
		5,584,884

COMMON STOCKS — 98.4%, continued
INSURANCE PROPERTY-CASUALTY — 1.6%
ACE Ltd.	5,290	$291,267
Fidelity National Financial, Inc., Class A	4,014	73,577
Markel Corp. (a)	189	83,154
The Travelers Companies, Inc.	10,890	521,087
XL Capital Ltd. (b)	3,040	89,832
		1,058,917

IRON & STEEL — 0.4%
United States Steel Corp.	1,870	237,247
MACHINERY — 0.6%
Ingersoll-Rand Co. Ltd. (b)	4,730	210,864
Rockwell Automation, Inc.	2,283	131,090
Stanley Works	1,320	62,858
		404,812

MANUFACTURING — 0.7%
Cooper Industries Ltd., Class A	2,770	111,216
Domtar Corp. (a)	10,904	74,474
MoHawk Industries, Inc. (a)	891	63,805
SPX Corp.	1,110	116,439
Whirlpool Corp.	1,244	107,954
		473,888

MEDICAL - BIOMEDICAL/GENETIC — 0.1%
Invitrogen Corp. (a)	744	63,590

MEDICAL EQUIPMENT & SUPPLIES — 0.4%
Boston Scientific Corp. (a)	21,142	272,098

MEDICAL SUPPLIES — 4.9%
Covidien Ltd. (b)	7,115	314,839
Hillenbrand Industry, Inc.	1,580	75,524
Johnson & Johnson	43,163	2,799,984
		3,190,347

MULTIMEDIA — 1.2%
Time Warner, Inc.	55,429	777,115

NEWSPAPERS — 0.4%
E.W. Scripps Co.	2,000	84,020
Gannett Co., Inc.	3,810	110,681
The Washington Post Company, Class B	142	93,933
		288,634

COMMON STOCKS — 98.4%, continued
OFFICE EQUIPMENT & SERVICES — 0.6%
Pitney Bowes, Inc.	5,890	$206,268
Xerox Corp.	13,430	201,047
		407,315

OIL - INTEGRATED — 3.3%
ConocoPhillips	23,212	1,768,987
Hess Corp.	4,630	408,273
		2,177,260

OIL & GAS EXPLORATION, PRODUCTION & SERVICES — 3.6%
Anadarko Petroleum Corp.	7,180	452,555
Apache Corp.	5,126	619,323
Devon Energy Corp.	6,539	682,214
Murphy Oil Corp.	1,773	145,634
Nabors Industries Ltd. (a)(b)	2,252	76,050
ONEOK, Inc.	2,441	108,942
Patterson-UTI Energy, Inc.	3,004	78,645
Pioneer Natural Resources	2,200	108,064
Rowan Cos., Inc.	2,027	83,472
		2,354,899

OIL & GAS OPERATIONS — 0.9%
Ashland, Inc.	1,059	50,091
Cimarex Energy Co.	1,839	100,667
Newfield Exploration Co. (a)	2,080	109,928
Noble Energy, Inc.	2,593	188,770
Questar Corp.	1,745	98,697
Sunoco, Inc.	1,402	73,563
		621,716
OIL & GAS TRANSMISSION — 0.7%
El Paso Corp.	12,500	208,000
Sempra Energy	4,150	221,112
		429,112

PAPER PRODUCTS — 0.9%
International Paper Co.	6,950	189,040
MeadWestvaco Corp.	3,520	95,814
Smurfit-Stone Container Corp. (a)	8,366	64,418
Temple-Inland, Inc.	1,600	20,352
Weyerhaeuser Co.	3,520	228,941
		598,565

COMMON STOCKS — 98.4%, continued
PHARMACEUTICALS — 7.5%
Abbott Laboratories	16,690	$920,454
Bristol-Myers Squibb Co.	31,240	665,412
Eli Lilly and Co.	15,600	804,804
Forest Laboratories, Inc. (a)	3,071	122,871
Hospira, Inc. (a)	1,788	76,473
King Pharmaceuticals, Inc. (a)	3,634	31,616
Merck & Co., Inc.	33,319	1,264,455
Mylan Laboratories, Inc.	4,736	54,938
Omnicare, Inc.	2,234	40,569
Wyeth	20,440	853,574
		4,835,166

PRINTING - COMMERCIAL — 0.2%
R.R. Donnelley & Sons Co.	3,490	105,782

PUBLISHING — 0.0%
Idearc, Inc.	3,456	12,580

RAILROADS — 0.5%
Norfolk Southern Corp.	6,309	342,705

RAW MATERIALS — 0.1%
Vulcan Materials Co.	1,250	83,000

REAL ESTATE INVESTMENT TRUST — 1.4%
Developers Diversified Realty Corp.	1,930	80,828
Equity Residential	4,380	181,727
General Growth Properties, Inc.	1,820	69,469
HCP INC	3,585	121,209
iStar Financial, Inc.	2,177	30,543
Kimco Realty Corp.	3,630	142,187
Liberty Property Trust	1,406	43,741
Regency Centers Corp.	1,134	73,438
Vornado Realty Trust	2,035	175,437
		918,579

REAL ESTATE OPERATIONS — 2.0%
AMB Property Corp.	1,730	94,147
Apartment Investment & Management Co.	1,735	62,130
AvalonBay Communities, Inc.	1,350	130,302
Boston Properties, Inc.	1,830	168,488
Duke Realty Corp.	2,380	54,288
Forest City Enterprises, Inc., Class A	1,004	36,947
Forestar Real Estate Group, Inc. (a)	533	13,277
Host Hotels & Resorts, Inc.	9,372	149,202
Macerich Co.	1,250	87,838
Simon Property Group, Inc.	2,210	205,331

COMMON STOCKS — 98.4%, continued
REAL ESTATE OPERATIONS — 2.0%, continued
SL Green Realty Corp.	945	$76,989
UDR, Inc.	2,870	70,372
Ventas, Inc.	2,113	94,895
Weingarten Realty Investors	1,584	54,553
		1,298,759

RECREATIONAL ACTIVITIES — 0.1%
Royal Caribbean Cruises Ltd. (b)	2,260	74,354

RECREATIONAL PRODUCTS — 0.3%
Hasbro, Inc.	3,007	83,895
Mattel, Inc.	6,440	128,156
		212,051

RESIDENTIAL BUILDING CONSTRUCTION — 0.2%
Centex Corp.	1,394	33,749
KB Home	2,285	56,508
Pulte Homes, Inc.	2,159	31,413
		121,670

RESTAURANTS — 0.9%
McDonald’s Corp.	10,020	558,815
Wendy's International, Inc.	2,142	49,395
		608,210
RETAIL — 2.2%
Advance Auto Parts, Inc.	2,285	77,804
Foot Locker, Inc.	2,604	30,649
Home Depot, Inc.	25,963	726,184
J.C. Penney Co., Inc.	1,206	45,478
Limited Brands, Inc.	6,530	111,663
Macy's, Inc.	6,610	152,427
RadioShack Corp.	2,082	33,833
Sherwin-Williams Co.	1,770	90,341
The Gap, Inc.	9,860	194,045
		1,462,424

SAVINGS & LOANS — 0.4%
Hudson City Bancorp, Inc.	9,810	173,441
People's United Financial, Inc.	5,104	88,350
		261,791

COMMON STOCKS — 98.4%, continued
SEMICONDUCTORS — 0.3%
Intersil Corp.	3,100	$79,577
Microchip Technology, Inc.	3,866	126,534
		206,111

SOFTWARE & SERVICES — 0.3%
Cadence Design Systems, Inc. (a)	4,610	49,235
Electronic Data Systems Corp.	7,180	119,547
Total System Services, Inc.	1,486	35,159
		203,941

TELECOMMUNICATIONS — 8.9%
AT&T, Inc.	92,940	3,559,603
CenturyTel, Inc.	1,880	62,491
Level 3 Communications, Inc. (a)	8,117	17,208
Sprint Nextel Corp.	42,939	287,262
Telephone & Data Systems, Inc.	1,172	46,024
Verizon Communications, Inc.	44,336	1,616,047
Virgin Media, Inc.	3,830	53,888
Windstream Corp.	9,522	113,788
		5,756,311

TELECOMMUNICATIONS-SERVICES & EQUIPMENT — 0.3%
Embarq Corp.	2,530	101,453
Tellabs, Inc. (a)	16,677	90,890
		192,343

WASTE MANAGEMENT — 0.1%
Republic Services, Inc.	3,280	95,907
TOTAL COMMON STOCKS		64,467,403

SHORT-TERM INVESTMENT — 0.7%
Northern Institutional Government Select Portfolio	483,876	483,876

CORPORATE NOTES — 1.2%
COMMUNITY DEVELOPMENT — 1.2%
MMA Community Development Investment, Inc., 1.85%, 12/31/09, (c)+	175,000	175,000
MMA Community Development Investment, Inc., 2.77%, 12/31/09, (c)+	585,000	585,000
TOTAL CORPORATE NOTES		760,000

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING — 1.9%
Northern Institutional Liquid Asset Portfolio	1,257,460	1,257,460

TOTAL INVESTMENTS (Cost $69,677,693) — 102.2%	$66,968,739
Liabilities in excess of other assets — (2.2%)	(1,451,217)
NET ASSETS — 100.0%	$65,517,522

__________________

(a)	Non-income producing securities.

(b)	All or part of this security was on loan. The total market value of the securities on loan, as of March 31, 2008, was $1,238,720. The total market value of the collateral held was $1,257,460.

(c)
Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 1.85% - 7/02, $175,000 and MMA Community Development Investment, Inc., 2.77% - 12/01, $585,000. At March 31, 2008, these securities had an aggregate market value of $760,000, representing 1.2% of net assets.

+	Variable rate security. Rates presented are the rates in effect at March 31, 2008. Date presented reflects next rate change date.

FUTURES CONTRACTS PURCHASED	CONTRACTS	UNREALIZED APPRECIATION
S&P 500 Index Futures Contract, expiring June, 2008
(underlying face amount at value $662,000)	2	$16,750

See notes to schedule of portfolio investments.

MMA Praxis Growth Index Fund
Schedule of portfolio investments
March 31, 2008 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 99.2%
ADVERTISING — 0.4%
Omnicom Group, Inc.	2,164	$95,606

ADVERTISING AGENCIES — 0.2%
Interpublic Group of Companies, Inc. (a)	2,030	17,072
Lamar Advertising Co.	500	17,965
Monster Worldwide, Inc. (a)	922	22,322
		57,359

AIRLINES — 0.3%
AMR Corp. (a)	1,534	13,837
Southwest Airlines Co.	3,992	49,500
UAL Corp.	630	13,564
		76,901

APPAREL MANUFACTURERS — 0.8%
Coach, Inc. (a)	1,787	53,878
NIKE, Inc. - Class B	1,826	124,168
Polo Ralph Lauren Corp.	446	25,997
		204,043

ASSET MANAGEMENT — 0.6%
Franklin Resources, Inc.	847	82,150
Janus Capital Group, Inc.	954	22,200
Legg Mason, Inc.	657	36,779
		141,129

AUTO & TRUCK PARTS — 0.1%
WABCO Holdings, Inc.	726	33,120
BANKS — 1.5%
Berkshire Hathaway, Inc. - Class B (a)	44	196,808
Northern Trust Corp.	670	44,535
State Street Corp.	1,844	145,676
		387,019

BEVERAGES — 2.9%
Coca-Cola Company	3,365	204,828
PepsiCo, Inc.	7,438	537,023
		741,851

COMMON STOCKS — 99.2%, continued
BROADCAST SERVICES & PROGRAMMING — 0.4%
Discovery Holding Co. (a)	1,477	$31,342
Liberty Global, Inc. - Class A (a)	1,021	34,795
Liberty Global, Inc. - Series C (a)	1,068	34,689
		100,826

BROADCASTING/CABLE — 3.9%
Cablevision Systems Corp. - Class A (a)	1,450	31,074
Comcast Corp. - Class A	9,367	181,158
Comcast Corp. - Special Class A	4,919	93,313
DIRECTV Group, Inc. (a)	3,401	84,311
DISH Network Corp.- Class A (a)	1,442	41,429
EchoStar Corp. - Class A (a)	296	8,744
Liberty Media Corp. - Capital (a)	673	10,593
Liberty Media Corp. - Entertainment - Series A (a)	2,692	60,947
News Corp. - Class A	9,460	177,375
Time Warner Cable - Class A (a)	1,120	27,978
Walt Disney Co.	8,958	281,101
		998,023

BROKERAGE SERVICES — 1.0%
Charles Schwab Corp.	5,716	107,632
Goldman Sachs Group, Inc.	634	104,857
TD Ameritrade Holding Corp. (a)	2,170	35,827
		248,316

BUSINESS SERVICES — 2.0%
Accenture Ltd.	3,093	108,781
Automatic Data Processing, Inc.	2,572	109,026
IntercontinentalExchange, Inc. (a)	320	41,760
Iron Mountain, Inc. (a)	1,191	31,490
Johnson Controls, Inc.	2,880	97,344
Paychex, Inc.	1,862	63,792
Quanta Services, Inc. (a)	1,121	25,974
The Shaw Group, Inc. (a)	420	19,799
		497,966

CHEMICALS - GENERAL — 0.8%
Air Products & Chemicals, Inc.	759	69,828
Praxair, Inc.	1,521	128,114
		197,942

COMMON STOCKS — 99.2%, continued
COMMERCIAL SERVICES — 0.2%
Equifax, Inc.	1,198	$41,307

COMMUNICATIONS SERVICES — 0.5%
American Tower Corp. (a)	2,123	83,243
Crown Castle International Corp. (a)	1,564	53,942
		137,185

COMPUTER STORAGE DEVICES — 0.8%
EMC Corp. (a)	9,830	140,962
Micron Technology, Inc. (a)	3,732	22,280
SanDisk Corp. (a)	1,247	28,145
		191,387

COMPUTERS & PERIPHERALS — 11.2%
Apple, Inc. (a)	4,066	583,471
Cisco Systems, Inc. (a)	28,004	674,616
Dell, Inc. (a)	9,978	198,762
Hewlett-Packard Co.	11,910	543,811
International Business Machines Corp.	6,229	717,206
NetApp, Inc. (a)	1,711	34,306
Sun Microsystems, Inc. (a)	4,607	71,547
		2,823,719

CONGLOMERATES — 1.4%
3M Co.	3,135	248,135
Emerson Electric Co.	1,854	95,407
		343,542
CONSTRUCTION — 0.6%
Fluor Corp.	491	69,309
Joy Global, Inc.	781	50,890
Martin Marietta Materials, Inc.	246	26,118
		146,317

CONSUMER FINANCIAL SERVICES — 1.6%
American Express Co.	5,009	218,994
Discover Financial Services	2,055	33,640
MasterCard, Inc. - Class A	354	78,938
Western Union Co.	3,823	81,316
		412,888
CONSUMER GOODS & SERVICES — 1.9%
Procter & Gamble Co.	7,027	492,382
CONTAINERS - PAPER & PLASTIC — 0.2%
Owens-Illinois, Inc. (a)	845	47,683

COMMON STOCKS — 99.2%, continued
COSMETICS & TOILETRIES — 1.3%
Avon Products, Inc.	2,221	$87,818
Clorox Co.	731	41,404
Colgate-Palmolive Co.	2,422	188,698
		317,920

E-COMMERCE — 1.2%
Amazon.com, Inc. (a)	1,485	105,881
eBay, Inc. (a)	5,070	151,288
Liberty Media Corp. - Interactive (a)	3,054	49,292
		306,461
ELECTRIC UTILITIES — 0.6%
AES Corp. (a)	3,968	66,147
Allegheny Energy, Inc.	808	40,804
NRG Energy, Inc. (a)	1,189	46,359
		153,310

ELECTRONIC & ELECTRICAL - GENERAL — 0.1%
Harman International Industries, Inc.	367	15,979

FINANCIAL SERVICES — 2.2%
Bank of New York Mellon Corp.	5,192	216,663
CME Group, Inc.	232	108,831
Moody's Corp.	1,102	38,383
Nymex Holdings, Inc.	523	47,399
NYSE Euronext	713	43,999
SLM Corp.	2,529	38,820
T. Rowe Price Group, Inc.	1,250	62,500
		556,595

FOOD PROCESSING — 0.7%
Campbell Soup Co.	794	26,956
Hershey Foods Corp.	860	32,396
Kellogg Co.	1,119	58,815
Wm. Wrigley Jr., Co.	914	57,436
		175,603
FOOD STORES — 0.6%
Kroger Co.	1,755	$44,577
Sysco Corp.	2,671	77,512
Whole Foods Market, Inc.	639	21,068
		143,157
HEALTH CARE SERVICES — 0.7%
AmerisourceBergen Corp.	687	28,153
Covance (a)	370	30,699
DaVita, Inc. (a)	730	34,865
Laboratory Corp. of America Hldgs. (a)	696	51,281
Quest Diagnostics, Inc.	729	33,002
		178,000

COMMON STOCKS — 99.2%, continued
HOTELS & MOTELS — 0.4%
Marriott International, Inc. - Class A	1,649	$56,660
Starwood Hotels & Resorts Worldwide, Inc.	1,080	55,890
		112,550

INDUSTRIAL GOODS — 0.6%
Fastenal Co.	772	35,458
Illinois Tool Works, Inc.	2,290	110,447
		145,905

INSURANCE — 2.8%
Aetna, Inc.	2,362	99,417
AFLAC, Inc.	2,246	145,877
CIGNA Corp.	1,018	41,300
Coventry Health Care, Inc. (a)	837	33,773
Health Net, Inc. (a)	720	22,176
Humana, Inc. (a)	819	36,740
Principal Financial Group, Inc.	1,290	71,879
Prudential Financial, Inc.	1,035	80,989
The Progressive Corp.	3,366	54,092
WellPoint, Inc. (a)	2,750	121,358
		707,601

INTERNET INFORMATION PROVIDERS — 2.6%
Google, Inc. - Class A (a)	1,105	486,719
Yahoo!, Inc. (a)	5,707	165,104
		651,823

IRON & STEEL — 0.6%
Allegheny Technologies, Inc.	775	55,304
Nucor Corp.	1,586	107,436
		162,740

MACHINERY — 0.8%
AGCO Corp. (a)	530	31,736
Deere & Co.	2,060	165,707
		197,443
MANUFACTURING — 1.1%
Cummins, Inc.	1,058	49,536
PACCAR Inc.	1,760	79,200
Terex Corp. (a)	566	35,375
Tyco International Ltd.	2,458	108,274
		272,385

MEDICAL - BIOMEDICAL/GENETIC — 0.8%
Amgen, Inc. (a)	5,028	210,070

COMMON STOCKS — 99.2%, continued
MEDICAL EQUIPMENT & SUPPLIES — 4.6%
Baxter International, Inc.	3,051	$176,409
Becton, Dickinson & Co.	1,256	107,828
C.R. Bard, Inc.	608	58,611
DENTSPLY International, Inc.	953	36,786
Hologic, Inc. (a)	736	40,922
Intuitive Surgical, Inc. (a)	187	60,653
Medtronic, Inc.	5,450	263,616
St. Jude Medical, Inc. (a)	1,802	77,828
Stryker Corp.	1,490	96,925
Thermo Fisher Scientific, Inc. (a)	2,095	119,080
Waters Corp. (a)	660	36,762
Zimmer Holdings, Inc. (a)	1,126	87,670
		1,163,090

OFFICE EQUIPMENT & SERVICES — 0.1%
Xerox Corp.	1,846	27,635
OIL & GAS EXPLORATION, PRODUCTION & SERVICES — 2.4%
ENSCO International Inc.	968	60,616
EOG Resources, Inc.	1,278	153,360
Foster Wheeler, Ltd. (a)	766	43,371
Transocean, Inc.	1,482	200,367
XTO Energy, Inc.	2,641	163,372
		621,086

OIL & GAS OPERATIONS — 2.4%
Chesapeake Energy Corp.	2,434	112,329
Noble Corp.	1,431	71,078
Pride International, Inc. (a)	1,243	43,443
Questar Corp.	650	36,764
Southwestern Energy Co. (a)	1,880	63,337
Sunoco, Inc.	364	19,099
The Williams Companies, Inc.	3,244	106,987
Ultra Petroleum Corp. (a)	908	70,370
Valero Energy Corp.	1,793	88,054
		611,461

OIL WELL SERVICES & EQUIPMENT — 1.8%
Cameron International Corp. (a)	1,280	53,299
Diamond Offshore Drilling, Inc.	383	44,581
FMC Technologies, Inc. (a)	676	38,458
Grant Prideco, Inc. (a)	865	42,575
National-Oilwell Varco, Inc. (a)	1,672	97,611
Smith International, Inc.	1,039	66,735
Weatherford International, Inc. (a)(b)	1,693	122,692
		465,951

PHARMACEUTICALS — 6.3%
Abbott Laboratories	2,731	150,615
Allergan, Inc.	1,585	89,378
Amylin Pharmaceuticals, Inc. (a)	722	21,090

COMMON STOCKS — 99.2%, continued
PHARMACEUTICALS — 6.3%, continued
Biogen Idec, Inc. (a)	1,405	$86,674
Cardinal Health, Inc.	1,824	95,778
Celgene Corp. (a)	2,054	125,890
Express Scripts Inc. - Class A (a)	1,025	65,928
Forest Laboratories, Inc. (a)	640	25,606
Genentech, Inc. (a)	2,145	174,131
Genzyme Corp. (a)	1,286	95,858
Gilead Sciences, Inc. (a)	4,488	231,267
McKesson Corp.	1,510	79,079
Millennium Pharmaceuticals, Inc. (a)	2,856	44,154
Schering-Plough Corp.	7,565	109,012
UnitedHealth Group, Inc.	6,079	208,874
		1,603,334

PRINTING & PUBLISHING — 0.4%
Dun & Bradstreet Corp.	377	30,680
McGraw-Hill Companies, Inc.	1,635	60,414
		91,094

COMMON STOCKS — 99.2%, continued
RAILROADS — 0.5%
CSX Corp.	2,103	117,915

REAL ESTATE INVESTMENT TRUST — 0.3%
General Growth Properties, Inc.	599	22,864
Public Storage, Inc.	624	55,299
		78,163

REAL ESTATE OPERATIONS — 0.6%
CB Richard Ellis Group, Inc. (a)	1,199	25,946
ProLogis	1,307	76,930
Simon Property Group, Inc.	593	55,096
		157,972

RECREATIONAL PRODUCTS — 0.2%
Harley-Davidson, Inc.	1,254	47,025

RESTAURANTS — 1.4%
McDonald’s Corp.	2,770	154,482
Starbucks Corp. (a)	3,485	60,988
Tim Hortons, Inc.	1,050	35,753
Yum! Brands, Inc.	2,531	94,178
		345,401

RETAIL — 8.1%
American Eagle Outfitters, Inc.	847	14,831
AutoZone, Inc. (a)	352	40,068
Bed Bath & Beyond, Inc. (a)	1,489	43,926

COMMON STOCKS — 99.2%, continued
RETAIL — 8.1%
Best Buy Co., Inc.	2,301	$95,399
Costco Wholesale Corp.	2,063	134,033
CVS Caremark Corp.	6,692	271,093
GameStop Corp. - Class A (a)	713	36,869
J.C. Penny Company, Inc.	710	26,774
Kohl's Corp. (a)	1,493	64,035
Medco Health Solutions, Inc. (a)	2,516	110,176
Nordstrom, Inc.	1,033	33,676
Office Depot, Inc. (a)	1,556	17,194
Sears Holding Corp. (a)	387	39,509
Staples, Inc.	3,732	82,515
Target Corp.	3,800	192,584
TJX Companies, Inc.	2,785	92,100
Walgreen Co.	4,604	175,366
Wal-Mart Stores, Inc.	10,649	560,988
		2,031,136

RETAIL - BUILDING PRODUCTS — 0.6%
Lowe’s Companies, Inc.	7,044	161,589

SCHOOLS & EDUCATIONAL SERVICES — 0.1%
Apollo Group, Inc. (a)	697	30,110

SEMICONDUCTORS — 5.5%
Advanced Micro Devices, Inc. (a)	3,381	19,914
Altera Corp.	1,694	31,220
Analog Devices, Inc.	2,202	65,003
Applied Materials, Inc.	6,278	122,484
Broadcom Corp. - Class A (a)	2,283	43,993
Cypress Semiconductor Corp. (a)	920	21,721
First Solar, Inc. (a)	201	46,459
Intel Corp.	26,826	568,175
KLA-Tencor Corp.	956	35,468
Lam Research Corp. (a)	1,341	51,253
Marvell Technology Group, Ltd. (a)(b)	2,979	32,412
MEMC Electronic Materials, Inc. (a)	1,151	81,606
National Semiconductor Corp.	1,860	34,075
NVIDIA Corp. (a)	2,755	54,521
SunPower Corp. - Class A (a)	260	19,373
Texas Instruments, Inc.	6,149	173,832
		1,401,509

SOFTWARE & COMPUTER SERVICES — 7.9%
Activision, Inc. (a)	1,586	43,314
Adobe Systems, Inc. (a)	2,775	98,762
Autodesk, Inc. (a)	1,184	37,272
CA, Inc.	3,211	72,248
Citrix Systems, Inc. (a)	1,003	29,418
Cognizant Technology Solutions Corp. (a)	1,667	48,060
Electronic Arts, Inc. (a)	1,632	81,469
Intuit, Inc. (a)	2,050	55,371
McAfee, Inc. (a)	986	32,627
Microsoft Corp.	38,836	1,102,165
NAVTEQ (a)	479	32,572

COMMON STOCKS — 99.2%, continued
SOFTWARE & COMPUTER SERVICES — 7.9%, continued
Oracle Corp. (a)	18,955	$370,759
		2,004,037
SOFTWARE & SERVICES — 1.1%
Akamai Technologies, Inc. (a)	848	23,880
BEA Systems, Inc. (a)	1,499	28,706
BMC Software, Inc. (a)	1,125	36,585
Fiserv, Inc. (a)	877	42,175
IMS Health, Inc.	1,346	28,279
Symantec Corp. (a)	4,213	70,020
VeriSign, Inc. (a)	1,482	49,262
		278,907

TELECOMMUNICATIONS — 2.7%
Corning, Inc.	6,945	166,958
Juniper Networks, Inc. (a)	2,343	58,575
Motorola, Inc.	10,586	98,450
NII Holdings, Inc. - Class B (a)	856	27,204
Qualcomm, Inc.	7,637	313,116
Qwest Communications International, Inc.	7,179	32,521
		696,824

TRANSPORTATION SERVICES — 1.8%
C.H. Robinson Worldwide, Inc.	986	53,638
Expeditors International of Washington, Inc.	1,086	49,065
Fedex Corp.	1,369	126,865
United Parcel Service, Inc. - Class B	3,225	235,491
		465,059
TOTAL COMMON STOCKS		25,123,351

SHORT TERM INVESTMENT — 0.2%
Northern Institutional Government Select Portfolio	49,792	49,792

CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
MMA Community Development Investment, Inc., 1.85%, 12/31/09, (c)+	60,000	60,000
MMA Community Development Investment, Inc., 2.77%, 12/31/09, (c)+	180,000	180,000

TOTAL CORPORATE NOTES		240,000

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING — 0.5%
Northern Institutional Liquid Asset Portfolio	134,745	134,745
TOTAL INVESTMENTS (Cost $28,808,294) — 100.8%		$25,547,888
Liabilities in excess of other assets — (0.8%)		(194,331)
NET ASSETS — 100.0%		$25,353,557

__________________

(a)	Non-income producing securities.

(b)	All or part of this security was on loan. The total market value of the securities on loan, as of March 31, 2008, was $132,249. The total market value of the collateral held was $134,745.

(c)
Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 1.85% - 12/01, $60,000 and MMA Community Development Investment, Inc., 2.77% - 12/01, $180,000. At March 31, 2008, these securities had an aggregate market value of $240,000 representing 0.9% of net assets.

+	Variable rate security. Rates presented are the rates in effect at March 31, 2008. Date presented reflects next rate change date.

See notes to schedule of portfolio investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments
March 31, 2008 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 90.5%
AIR FREIGHT & LOGISTICS — 1.1%
Forward Air Corp.	5,900	$209,096

AUTO COMPONENTS — 1.9%
Drew Industries, Inc. (a)	7,350	179,781
Tenneco, Inc. (a)	7,000	195,580
		375,361

AUTOMOBILES — 0.6%
Thor Industris, Inc.	3,800	113,126

BIOTECHNOLOGY — 3.0%
Kendle International, Inc. (a)	5,200	233,584
Parexel International Corp. (a)	13,700	357,570
		591,154

CAPITAL MARKETS — 4.3%
FCStone Group, Inc. (a)	8,300	229,910
GFI Group, Inc.	3,700	212,010
Investment Technology Group, Inc. (a)	5,450	251,681
Lazard Ltd., Class A (b)	3,950	150,890
		844,491

CHEMICALS — 1.0%
Airgas, Inc.	4,350	197,795

COMMERCIAL BANKS — 4.1%
City Bank	6,300	140,301
East West Bancorp, Inc.	7,850	139,338
First State Bancorporation, Inc.	11,650	155,994
Glacier Bancorp, Inc.	9,200	176,364
Prosperity Bancshares, Inc.	6,350	181,990
		793,987

COMMERCIAL SERVICES & SUPPLIES — 2.9%
The Geo Group, Inc. (a)	10,850	308,574
Waste Connections, Inc. (a)	8,650	265,901
		574,475

COMMUNICATIONS EQUIPMENT — 0.8%
SBA Communications Corp. (a)	5,250	156,608

COMMON STOCKS — 90.5%, continued
COMPUTERS & PERIPHERALS — 1.1%
Brocade Communications Systems, Inc. (a)	28,200	$205,860

CONSUMER FINANCIAL SERVICES — 0.5%
Cash America International, Inc.	2,550	92,820

DISTRIBUTORS — 1.2%
LKQ Corp. (a)	10,450	234,812

DIVERSIFIED CONSUMER SERVICES — 3.2%
Capella Education Co. (a)	5,350	292,110
Coinstar, Inc. (a)	7,600	213,864
K12, Inc. (a)	6,500	127,335
		633,309
ELECTRONIC EQUIPMENT & INSTRUMENTS — 5.0%
Anixter International (a)	2,000	128,080
Franklin Electric Co., Inc.	2,600	88,842
MTS Systems Corp.	6,100	196,786
National Instruments Corp.	7,350	192,129
Rofin-Sinar Technologies, Inc. (a)	8,300	372,669
		978,506
ENERGY EQUIPMENT & SERVICES — 5.5%
Atwood Oceanics, Inc. (a)	3,700	339,363
Core Laboratories N.V. (a)(b)	2,300	274,390
Dril-Quip, Inc. (a)	5,200	241,644
Superior Well Services, Inc. (a)	9,800	214,326
		1,069,723
FOOD PRODUCTS — 2.2%
Chiquita Brands International, Inc. (a)	9,650	223,012
Darling International, Inc. (a)	15,300	198,135
		421,147
FOOD RETAIL — 1.0%
The Andersons, Inc.	4,550	202,976

HEALTH CARE EQUIPMENT & SUPPLIES — 8.0%
Conceptus, Inc. (a)	13,000	241,280
Haemonetics Corp. (a)	4,200	250,236
Inverness Medical Innovations, Inc. (a)	3,200	96,320
Meridian Bioscience, Inc.	8,550	285,826
MWI Veterinary Supply, Inc. (a)	6,900	243,294
Symmetry Medical, Inc. (a)	12,850	213,310
Wright Medical Group, Inc. (a)	8,450	203,983
		1,534,249

COMMON STOCKS — 90.5%, continued
HEALTH CARE PROVIDERS & SERVICES — 2.4%
inVentive Health, Inc. (a)	9,250	$266,493
PSS World Medical, Inc. (a)	11,900	198,254
		464,747

HEALTH CARE TECHNOLOGY — 1.0%
The TriZetto Group, Inc. (a)	12,050	201,115

HOTELS, RESTAURANTS & LEISURE — 2.0%
Great Wolf Resorts, Inc. (a)	15,950	101,761
IHOP Corp.	3,500	167,650
Life Time Fitness, Inc. (a)	3,750	117,038
		386,449

HOUSEHOLD DURABLES — 1.2%
Tempur-Pedic International, Inc.	9,200	101,200
Universal Electronics, Inc. (a)	5,800	140,418
		241,618

INDUSTRIAL CONGLOMERATES — 0.8%
Raven Industries, Inc.	5,000	151,500
INSURANCE — 2.2%
Argo Group International (a)(b)	5,159	183,248
Max Capital Group Ltd. (b)	9,750	255,352
		438,600

INTERNET SOFTWARE & SERVICES — 0.8%
Blackboard, Inc. (a)	4,800	159,984

MACHINERY — 6.2%
CIRCOR International, Inc.	5,850	270,563
CLARCOR, Inc.	10,000	355,499
Kaydon Corp.	5,100	223,941
Nordson Corp.	6,750	363,487
		1,213,490

MARINE — 3.6%
Kirby Corp. (a)	6,100	347,700
Quintana Maritime, Ltd.	14,900	352,832
		700,532

COMMON STOCKS — 90.5%, continued
METALS & MINING — 1.8%
Haynes International, Inc. (a)	2,000	$109,760
Silgan Holdings, Inc.	5,050	250,632
		360,392

OIL, GAS & CONSUMABLE FUELS — 6.2%
Cabot Oil & Gas Corp.	4,950	251,658
Carrizo Oil & Gas, Inc. (a)	4,750	281,533
Parallel Petroleum Corp. (a)	14,550	284,743
PetroQuest Energy, Inc. (a)	23,000	398,819
		1,216,753

PHARMACEUTICALS — 2.3%
American Oriental Bioengineering, Inc. (a)	12,550	101,655
Bentley Pharmaceuticals, Inc. (a)	20,900	339,625
		441,280

REAL ESTATE — 1.4%
Potlatch Corp.	6,400	264,128

ROAD & RAIL — 0.8%
Landstar System, Inc.	3,000	156,480

SOFTWARE — 5.8%
Blackbaud, Inc.	8,750	212,450
i2 Technologies, Inc. (a)	8,750	98,525
Lawson Software, Inc. (a)	23,300	175,449
Nuance Communications, Inc. (a)	13,650	237,646
TIBCO Software, Inc. (a)	29,550	210,987
Wind River Systems, Inc. (a)	25,450	196,983
		1,132,040

SPECIALTY RETAIL — 2.9%
Collective Brands, Inc. (a)	8,400	101,808
Conn's, Inc. (a)	11,300	184,303
Jos. A. Bank Clothiers, Inc. (a)	6,800	139,400
Tractor Supply Co. (a)	3,700	146,224
		571,735

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Phillips-Van Heusen Corp.	4,250	161,160

COMMON STOCKS — 90.5%, continued
TRADING COMPANIES & DISTRIBUTORS — 0.9%
WESCO International, Inc. (a)	4,700	$171,503

TOTAL COMMON STOCKS		17,663,001

SHORT TERM INVESTMENT — 8.8%
Northern Institutional Government Select Portfolio	1,719,347	1,719,347

CORPORATE NOTES — 1.0%
COMMUNITY DEVELOPMENT — 1.0%
MMA Community Development Investment, Inc., 1.85%, 12/31/09, (c)+	80,000	80,000
MMA Community Development Investment, Inc., 2.77%, 12/31/09, (c)+	120,000	120,000

TOTAL CORPORATE NOTES		200,000

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING — 3.3%
Northern Institutional Liquid Asset Portfolio	649,658	649,658

TOTAL INVESTMENTS (Cost $21,812,422) — 103.6%		$20,232,006
Liabilities in excess of other assets — (3.6%)		(711,979)
NET ASSETS — 100.0%		$19,520,027

__________________

(a)	Non-income producing securities.

(b)	All or part of this security was on loan. The total market value of the securities on loan, as of March 31, 2008, was $648,443. The total market value of the collateral held was $649,658.

(c)
Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 1.85% - 12/01, $80,000 and MMA Community Development Investment, Inc., 2.77% - 12/01, $120,000. At March 31, 2008, these securities had an aggregate market value of $200,000 representing 1.0% of net assets.

+	Variable rate security. Rates presented are the rates in effect at March 31, 2008. Date presented reflects next rate change date.

See notes to schedule of portfolio investments.

MMA Praxis Mutual Funds
Notes to schedule of investments
March 31, 2008 (Unaudited)

SECURITIES VALUATION:

Securities are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When fair valuing foreign securities held by the International Fund, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Adviser under general supervision of the Funds’ Board of Trustees. Securities for which market quotations are not readily available, or are unreliable, are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money Market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of March 31, 2008:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Intermediate Income Fund	$10,827,830	$268,907,654	$3,075,000
Core Stock Fund	254,941,481	3,371,133	4,035,000
Value Index Fund	64,987,279	-	760,000
Growth Index Fund	25,173,143	-	240,000
International Fund	130,135,114	-	1,745,000
Small Cap Fund	19,382,348	-	200,000

Derivatives:*
Intermediate Income Fund	$287,143	$-	$-
Core Stock Fund	105,500	-	-
Value Index Fund	16,750	-	-

*These represent futures which are valued at the unrealized appreciation (depreciation) on the instrument.

SECURITIES TRANSACTIONS:

Security transactions are accounted for on the trade date.

FUTURES CONTRACTS:

The Funds may invest in futures contracts (stock or bond index futures contracts or interest rate futures) to hedge or manage risks associated with a Funds’ securities investments. To enter into a futures contract, an amount of cash and cash equivalents, equal to a certain percentage of the market value of the futures contracts, is deposited in a segregated account with the Fund’s Custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments to underlying futures contracts it holds. The inability to close the futures position also could have an adverse impact on a Fund’s ability to hedge or manage risks effectively.

SWAP AGREEMENTS:

The Funds may enter into event-linked swaps, including credit default swaps. The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A “buyer” of credit protection agrees to pay a premium to a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of credit protection receives a premium from a counterparty and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

RESTRICTED SECURITIES:

Investments in restricted securities are valued by the Board of Trustees or valued pursuant to valuation procedures approved by the Board of Trustees (the “Valuation Procedures”). The Valuation Procedures contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

SECURITIES LENDING:

In order to generate additional income, each Fund may, from time to time, subject to its investment objectives and policies, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities pursuant to agreements requiring that the loans be secured by collateral equal in value to 100% of the value of the securities loaned. Collateral for loans of portfolio securities must consist of: (1) cash in U.S. dollars, (2) obligations issued or guaranteed by the U.S. Treasury or by any agency or instrumentality of the U.S. Government, or (3) irrevocable, non-transferable, stand-by letters of credit issued by banks domiciled or doing business within the U.S. and meeting certain credit requirements at the time of issuance. This collateral will be valued daily by the Adviser. Should the market value of the loaned securities increase, the borrower is required to furnish additional collateral to that Fund.

COMMUNITY DEVELOPMENT INVESTMENTS:

Consistent with the investment criteria for socially responsible investing, the Board of Trustees of the Funds has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission (“SEC”) an exemptive order that would permit each of the Funds to invest a limited portion of their respective net assets in securities issued by an affiliate of MMA Capital Management (the “Adviser”), MMA Community Development Investments, Inc. (“MMA CDI”). MMA CDI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the “CDI-Notes”). Assets raised through offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board of Trustees and in compliance with the SEC’s exemptive order, would be permitted to invest up to 3% of its net assets in CDI-Notes.

FEDERAL INCOME TAX INFORMATION

The following information is computed on a tax basis for each item as of March 31, 2008:

	Tax cost of portfolio investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Intermediate Income Fund	$296,160,267	$5,858,446	$(3,515,611)	$2,342,835
Core Stock Fund	269,926,575	36,151,508	(31,724,719)	4,426,789
Value Index Fund	70,319,588	7,779,364	(11,130,213)	(3,350,849)
Growth Index Fund	28,827,578	542,933	(3,822,623)	(3,279,690)
International Fund	106,479,411	30,675,742	(5,049,593)	25,626,149
Small Cap Fund	21,829,809	735,633	(2,333,436)	(1,597,803)

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MMA Praxis Mutual Funds

By (Signature and Title)

/s/ Steven T. McCabe
Steven T. McCabe, Treasurer

Date: May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Steven T. McCabe
Steven T. McCabe, Treasurer

Date: May 20, 2008

By (Signature and Title)

/s/ John Liechty
John Liechty, President

Date: May 20, 2008